Document and Entity Information	May 12, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001422142
Document Type	8-K
Document Period End Date	May 12, 2026
Entity Registrant Name	Whitehawk Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38560
Entity Tax Identification Number	61-1547850
Entity Address, Address Line One	2 Headquarters Plaza
Entity Address, Address Line Two	East Building
Entity Address, Address Line Three	11th Floor
Entity Address, City or Town	Pacific Palisades
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	07960
City Area Code	(551)
Local Phone Number	321-2234
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	WHWK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false